SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Related Party [Member]
Related Party Transaction [Line Items]
Due from related parties, Total	$ 1,293	$ 1,286	$ 1,282
Due to related parties, Total	1,366,738	1,347,019	1,853,263
Management [Member]
Related Party Transaction [Line Items]
Due from related parties, Total	1,293	1,286	1,282
Director [Member]
Related Party Transaction [Line Items]
Due to related parties, Total	$ 1,366,738	$ 1,347,019	$ 1,853,263